Oman - Additional Information (Detail) (EPSA [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
EPSA [Member]
Oman (Textual) [Abstract]
Ownership interest			80.00%
Working interest of partner			20.00%
Impaired carrying value	$ 6.4
Carrying value of Block 64 EPSA		$ 5.3